Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 4,344	$ 4,217	$ 4,351
Non-interest income	3,705	3,470	3,721
Total revenue	8,049	7,687	8,072
Provision for credit losses	222	168	764
Non-interest expenses	4,223	4,271	4,208
Provision for income taxes	864	689	702
Net income	2,740	2,559	2,398
Net income attributable to non-controlling interests in subsidiaries	88	70	90
Net income attributable to equity holders of the Bank	2,652	2,489	2,308
Net income attributable to equity holders of the Bank – relating to divested operations		2	4
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		2,487	2,304
Average assets	1,239,000	1,173,000	1,155,000
Average liabilities	1,163,000	1,099,000	1,084,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,133	2,082	1,984
Non-interest income	741	749	664
Total revenue	2,874	2,831	2,648
Provision for credit losses	(35)	(96)	215
Non-interest expenses	1,282	1,251	1,204
Provision for income taxes	426	438	318
Net income	1,201	1,238	911
Net income attributable to equity holders of the Bank	1,201	1,238	911
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		1,238	911
Average assets	412,000	398,000	368,000
Average liabilities	320,000	318,000	306,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,648	1,589	1,788
Non-interest income	749	728	773
Total revenue	2,397	2,317	2,561
Provision for credit losses	274	314	525
Non-interest expenses	1,285	1,259	1,402
Provision for income taxes	208	137	157
Net income	630	607	477
Net income attributable to non-controlling interests in subsidiaries	85	79	88
Net income attributable to equity holders of the Bank	545	528	389
Net income attributable to equity holders of the Bank – relating to divested operations		2	4
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		526	385
Average assets	196,000	192,000	199,000
Average liabilities	144,000	146,000	153,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	174	161	155
Non-interest income	1,248	1,186	1,235
Total revenue	1,422	1,347	1,390
Provision for credit losses	(1)	1	4
Non-interest expenses	862	824	817
Provision for income taxes	146	135	148
Net income	415	387	421
Net income attributable to non-controlling interests in subsidiaries	3	2	3
Net income attributable to equity holders of the Bank	412	385	418
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		385	418
Average assets	31,000	30,000	27,000
Average liabilities	47,000	47,000	42,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	373	365	358
Non-interest income	1,031	812	978
Total revenue	1,404	1,177	1,336
Provision for credit losses	(16)	(50)	20
Non-interest expenses	670	591	614
Provision for income taxes	189	134	159
Net income	561	502	543
Net income attributable to equity holders of the Bank	561	502	543
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		502	543
Average assets	444,000	409,000	395,000
Average liabilities	407,000	382,000	387,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	16	20	66
Non-interest income	(64)	(5)	71
Total revenue	(48)	15	137
Provision for credit losses		(1)
Non-interest expenses	124	346	171
Provision for income taxes	(105)	(155)	(80)
Net income	(67)	(175)	46
Net income attributable to non-controlling interests in subsidiaries		(11)	(1)
Net income attributable to equity holders of the Bank	(67)	(164)	47
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		(164)	47
Average assets	156,000	144,000	166,000
Average liabilities	$ 245,000	$ 206,000	$ 196,000